Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE	$ 1,576,382	$ 1,032,360	$ 3,204,858	$ 2,094,588	$ 3,382,432	$ 3,109,515
COST OF REVENUE	(839,347)	(493,630)	(2,162,815)	(1,479,636)	(1,958,632)	(1,708,334)
GROSS PROFIT	737,035	538,730	1,042,043	614,952	1,423,800	1,401,181
SHARE OF LOSS FROM OPERATION OF ASSOCIATE	(1)	(16,664)	(118)	(41,751)	(9,843)	(152)
OTHER INCOME	2,379	1,477	8,692	5,730	7,281	13,109
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(368,494)	(347,639)	(1,377,381)	(969,579)	(1,464,215)	(1,298,849)
(LOSS)/INCOME BEFORE INCOME TAX	370,919	175,904	(326,764)	(390,648)	(42,977)	115,289
INCOME TAX EXPENSES					(118,991)	(96,712)
NET (LOSS)/INCOME	370,919	175,904	(326,764)	(390,648)	(161,968)	18,577
Net loss attributable to non-controlling interest	9,188	8,577	26,641	15,922	18,391	637
NET (LOSS)/INCOME ATTRIBUTED TO COMMON SHAREHOLDERS OF ASIAFIN HOLDINGS CORP.	380,107	184,481	(300,123)	(374,726)	(143,577)	19,214
Other comprehensive income:
- Foreign currency translation income/(loss)	18,703	213,709	121,093	166,137	48,571	(60,389)
TOTAL COMPREHENSIVE LOSS	$ 398,810	$ 398,190	$ (179,030)	$ (208,589)	$ (95,006)	$ (41,175)
NET (LOSS)/INCOME PER SHARE, BASIC	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
NET (LOSS)/INCOME PER SHARE, DILUTED	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC	81,915,838	81,551,838	81,915,838	81,551,838	81,551,838	80,356,501
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, DILUTED	81,915,838	81,551,838	81,915,838	81,551,838	81,551,838	80,356,501